Fair Value of Financial Instruments (Carrying and Estimated Fair Values of Financial Instruments) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Fixed maturity AFS securities	$ 99,736	$ 118,711
Trading securities	3,498	4,460
Equity securities	427	375
Mortgage loans on real estate	18,301	17,991
Derivative investments	3,594	5,697
Other investments	3,739	4,288
MRB assets	2,807	1,888
Future contract benefits:
MRB liabilities	(2,078)	(4,399)
Other contract holder funds:
Benefit Plans' Assets	1,197	1,734
Carrying Value [Member]
Assets
Trading securities	3,498	4,460
Equity securities	427	375
Mortgage loans on real estate	18,301	17,991
Derivative investments	3,594	5,697
Other investments	3,739	4,279
Cash and invested cash	3,343	2,612
MRB assets	2,807	1,888
Separate account assets	143,536	182,583
Future contract benefits:
MRB liabilities	(2,078)	(4,399)
Other contract holder funds:
Short-term debt	(500)	(300)
Long-term debt	(5,955)	(6,325)
Fair Value [Member]
Assets
Trading securities	3,498	4,460
Equity securities	427	375
Mortgage loans on real estate	16,553	18,700
Derivative investments	3,594	5,697
Other investments	3,739	4,279
Cash and invested cash	3,343	2,612
MRB assets	2,807	1,888
Separate account assets	143,536	182,583
Future contract benefits:
MRB liabilities	(2,078)	(4,399)
Other contract holder funds:
Short-term debt	(496)	(302)
Long-term debt	(5,005)	(6,707)
Fixed maturity securities [Member] | Carrying Value [Member]
Assets
Fixed maturity AFS securities	99,736	118,711
Fixed maturity securities [Member] | Fair Value [Member]
Assets
Fixed maturity AFS securities	99,736	118,711
Other Assets [Member] | Carrying Value [Member]
Assets
Ceded MRBs	12	95
Reinsurance related embedded derivatives	416
Indexed annuity ceded embedded derivatives	525	528
Reinsurance related embedded derivatives	416
Other Assets [Member] | Fair Value [Member]
Assets
Ceded MRBs	12	95
Reinsurance related embedded derivatives	416
Indexed annuity ceded embedded derivatives	525	528
Reinsurance related embedded derivatives	416
Policyholder Account Balances [Member] | Carrying Value [Member]
Future contract benefits:
Indexed annuity and IUL contracts embedded derivatives	(4,783)	(6,131)
Other contract holder funds:
Account values of certain investment contracts	(43,578)	(41,199)
Policyholder Account Balances [Member] | Fair Value [Member]
Future contract benefits:
Indexed annuity and IUL contracts embedded derivatives	(4,783)	(6,131)
Other contract holder funds:
Account values of certain investment contracts	(34,274)	(47,870)
Other Liabilities [Member] | Carrying Value [Member]
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(574)	(594)
Ceded MRBs	(205)	(17)
Reinsurance related embedded derivatives		(206)
Other liabilities - derivative liabilities	(210)	(709)
Other Liabilities [Member] | Fair Value [Member]
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(574)	(594)
Ceded MRBs	(205)	(17)
Reinsurance related embedded derivatives		(206)
Other liabilities - derivative liabilities	$ (210)	$ (709)